Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related-Party Transactions	Related-Party Transactions
Subsequent to the Company’s acquisition of certain assets of Fair Share Gaming, LLC (“Fair Share”) and G3 Gaming, LLC (“G3”), the sellers became employees of the Company. Consideration payable to the Fair Share seller was $1.7 million and $2.0 million as of June 30, 2020 and December 31, 2019, respectively. Payments to the Fair Share seller under the acquisition agreement were $0.2 million and $0.4 million during the six months ended June 30, 2020 and 2019, respectively. Consideration payable to the G3 sellers was $0.4 million and $3.1 million as of June 30, 2020 and December 31, 2019, respectively. Payments to the G3 seller under the acquisition agreement were $2.5 million during the six months ended June 30, 2020. There were no payments to the G3 seller during the six months ended June 30, 2019. Subsequent to the Fair Share acquisition, the seller of Fair Share joined the Company’s Board of Directors.
The Company engaged Much Shelist, P.C. (“Much Shelist”), as its legal counsel for general legal and business matters. An attorney at Much Shelist is a related party to management of the Company. For the six months ended June 30, 2020 and 2019, Accel paid Much Shelist $0.1 million, and $0.2 million, respectively. These payments were included in general and administrative expenses within the condensed consolidated statements of operations.
Related-Party Transactions
From time to time the Company entered into
stock buy-back and
cashless option conversion transactions in exchange
for non-recourse stockholder
notes for certain officers and employees of the Company. As of December 31, 2018, stockholder notes receivable balance was $1,462,779. Prior to the reverse recapitalization described in Note 3, these balances were paid in full to the Company.
As of December 31, 2018, an officer and shareholder owed the Company $0.5 million for federal taxes paid by the Company on the shareholder’s behalf. This balance was recorded within other current assets on the consolidated balance sheets. In October 2019, this balance was paid in full to the Company.
Subsequent to the Company’s acquisition of Fair Share and G3, the sellers became employees of the Company. Consideration payable to the Fair Share seller was $2.0 million and $1.0 million as of December 31, 2019 and 2018. Payments to the Fair Share seller under the acquisition agreement were $0.9 million and $0 during the years ended December 31, 2019 and 2018. Consideration payable to the G3 sellers was $3.1 million and $1.0 million as of December 31, 2019 and 2018. Payments to the G3 seller under the acquisition agreement were $0.4 million and $0 during the years ended December 31, 2019 and 2018. Subsequent to the Fair Share acquisition, the seller of Fair Share joined the Company’s Board of Directors.
The Company engaged Much Shelist, P.C. (“Much Shelist”), as its legal counsel for general legal and business matters. An attorney at Much Shelist is a related party to management of the Company. For the years ending December 31, 2019, 2018, and 2017, Accel paid Much Shelist $0.6 million, $0.3 million, and $0.6 million, respectively. These payments were included in general and administrative expenses within the consolidated statements of operations, however, $0.2 million of the amounts paid in the fourth quarter of 2019 were recorded to additional paid-in
capital as these costs were determined to be direct and incremental for the reverse recapitalization discussed in Note 3.
The Raine Group, which employs a Director of the Company, Gordon Rubenstein, provided investment banking services and assisted the Company in the negotiations and consummation of the reverse recapitalization. The Company paid $11 million to the Raine Group in 2019.

Throughout the third quarter of 2019, one of the Company’s Class A Common Stockholders made payments on behalf of the Company directly to the Company’s independent registered public accounting firm for services rendered to the Company during the same period totaling $2.9 million. Such amounts are included as a component of other expenses, net in the Company’s consolidated statements of operations and contributed capital in the consolidated statement of stockholders’ equity.